Investments in associated companies - Equity in Associated Companies (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share in earnings/loss	kr 54	kr (246)	kr 124
Taxes	(9,588)	(2,215)	(2,785)
Dividends	(9,545)	(9,233)	(9,104)
Sale / repurchase of own shares		(21)	(50)
Long-term variable compensation plan	175	93	82
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Equity in joint ventures and associated companies,Opening balance	1,179	1,150
Additions	516	0
Share in earnings/loss	(54)	(246)
Distribution of capital stock	(13)	(16)
Contributions to associates	219	49
Taxes	(35)	(102)
Reclassifications	71	415
Dividends	(76)	(111)
Divested business	(313)	0
Sale / repurchase of own shares	(6)	0
Long-term variable compensation plan	4	0
Translation differences	(93)	(40)
Equity in joint ventures and associated companies,Closing balance	kr 1,507	kr 1,179	kr 1,150